Quarterly Financial Data (Unaudited) (Details) - USD ($)	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 6,983,000	$ 6,908,000	$ 7,066,000	$ 6,949,000	$ 7,263,000	$ 7,389,000	$ 7,637,000	$ 7,193,000		$ 27,905,752	$ 29,482,164	$ 30,447,367
Interest Expense	957,000	1,001,000	1,068,000	1,173,000	1,370,000	1,385,000	1,507,000	1,550,000		4,199,179	5,813,056	7,532,936
Net Interest Income	6,026,000	5,907,000	5,998,000	5,776,000	5,893,000	6,004,000	6,130,000	5,643,000		23,706,573	23,669,108	22,914,431
Provision For Loan Losses	100,000	(200,000)	0	100,000	250,000	0	100,000	100,000			450,000	2,645,381
Net Interest Income After Provision For Loan Losses	5,926,000	6,107,000	5,998,000	5,676,000	5,643,000	6,004,000	6,030,000	5,543,000		23,706,573	23,219,108	20,269,050
Non-Interest Income	1,600,000	1,369,000	1,387,000	2,651,000	1,808,000	1,486,000	1,332,000	1,536,000		7,007,249	6,162,783	6,895,804
Non-interest Expense	5,811,000	5,130,000	5,335,000	6,255,000	5,602,000	5,023,000	5,317,000	5,326,000		22,530,796	21,267,983	22,033,308
Income Before Income Taxes	1,715,000	2,346,000	2,050,000	2,072,000	1,849,000	2,467,000	2,045,000	1,753,000		8,183,026	8,113,908	5,131,546
Provision For Income Taxes	371,000	601,000	527,000	567,000	528,000	756,000	568,000	451,000	$ 1,340,384	2,067,099	2,303,168	1,340,384
Net Income	1,344,000	1,745,000	1,523,000	1,505,000	1,321,000	1,711,000	1,477,000	1,302,000		6,115,927	5,810,740	3,791,162
Preferred Stock Dividends	110,000	110,000	110,000	110,000	110,000	110,000	110,000	110,000		440,000	440,000	440,000
Net Income Available To Common Shareholders	$ 1,234,000	$ 1,635,000	$ 1,413,000	$ 1,395,000	$ 1,211,000	$ 1,601,000	$ 1,367,000	$ 1,192,000		$ 5,675,927	$ 5,370,740	$ 3,351,162
Net Income Per Common Share (Basic)	$ 0.42	$ 0.56	$ 0.48	$ 0.47	$ 0.41	$ 0.54	$ 0.46	$ 0.41		$ 1.93	$ 1.82	$ 1.14
Net Income Per Common Share (Diluted)	$ 0.40	$ 0.53	$ 0.46	$ 0.45	$ 0.40	$ 0.52	$ 0.44	$ 0.39		$ 1.84	$ 1.75	$ 1.12
Weighted Average Shares Outstanding (Basic)	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001		2,944,001	2,944,001	2,944,001
Weighted Average Shares Outstanding (Diluted)	3,248,415	3,248,361	3,248,249	3,248,230	3,248,201	3,248,201	3,248,201	3,248,201		3,248,312	3,248,201	3,248,201